Note 9 - Accounts Receivable - Other, net (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Accounts Receivable [Table Text Block]
	Year Ended December 31,
	2023	2022
Performance bonuses	$1,602	$—
Customers	192	—
Other	52	—
	$1,846	$—